Noncontrolling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Noncontrolling Interest
10.     Noncontrolling Interests
Noncontrolling interests represent limited partnership interests in the Current Operating Partnership in which the Company is the general partner. General partnership units and limited partnership units of the Current Operating Partnership were issued as part of the initial capitalization of the
EA-1
Operating Partnership and GCEAR II Operating Partnership, in conjunction with members of management’s contribution of certain assets, other contributions, and in connection with the Self-Administration Transaction as discussed in Note 1,
Organization
.
As of September 30, 2020, noncontrolling interests were approximately 12.20% of total shares and 12.01% of weighted average shares outstanding (both measures assuming OP Units were converted to common stock). The Company has evaluated the terms of the limited partnership interests in the Current Operating Partnership, and as a result, has classified limited partnership interests issued in the initial capitalization, in conjunction with the contributed assets and in connection with the Self-Administration Transaction, as noncontrolling interests, which are presented as a component of permanent equity, except as discussed below.
The Company evaluates individual noncontrolling interests for the ability to recognize the noncontrolling interest as permanent equity on the consolidated balance sheets at the time such interests are issued and on a continual basis. Any noncontrolling interest that fails to qualify as permanent equity has been reclassified as temporary equity and adjusted to the greater of (a) the carrying amount or (b) its redemption value as of the end of the period in which the determination is made.
As of September 30, 2020, the limited partners of the Current Operating Partnership owned approximately 31.8 million OP Units, which were issued to affiliated parties and unaffiliated third parties in exchange for certain properties, and in connection with the Self-Administration Transaction and other services. Approximately 20.4 million OP Units issued to affiliates have a mandatory hold period until December 2020 and have no voting rights until the units are converted to common shares. In addition, 0.2 million OP Units were issued to unaffiliated third parties unrelated to property contributions. To the extent the contributors should elect to redeem all or a portion of their Current Operating Partnership units, pursuant to the terms of the respective contribution agreement, such redemption shall be at a per unit value equivalent to the price at which the contributor acquired its OP Units in the respective transaction.

The limited partners of the Current Operating Partnership, other than those related to the Will Partners REIT, LLC (“Will Partners” property) contribution, will have the right to cause the general partner of the Current Operating Partnership, the Company, to redeem their OP Units for cash equal to the value of an equivalent number of shares, or, at the Company’s option, purchase their OP Units by issuing one share of the Company’s common stock for the original redemption value of each limited partnership unit redeemed. The Company has the control and ability to settle such requests in shares. These rights may not be exercised under certain circumstances which could cause the Company to lose its REIT election. There were 134,383 OP Units redeemed during the nine months ended September 30, 2020 and 6,000 units redeemed during the year ended December 31, 2019.
The following summarizes the activity for noncontrolling interests recorded as equity for the nine months ended September 30, 2020 and year ended December 31, 2019:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Beginning balance	$245,040	$232,203
Contributions/issuance of noncontrolling interests	—	30,039
Reclass of noncontrolling interest subject to redemption	263	—
Repurchase of noncontrolling interest	(1,137)	—
Issuance of stock dividend for noncontrolling interest	1,068	1,861
Distributions to noncontrolling interests	(10,556)	(19,716)
Allocated distributions to noncontrolling interests subject to redemption	(23)	(42)
Net (loss) income	(598)	3,749
Other comprehensive loss	(4,165)	(3,054)

Ending balance	$229,892	$245,040

Noncontrolling interests subject to redemption
Operating partnership units issued pursuant to the Will Partners property contribution are not included in permanent equity on the consolidated balance sheets. The partners holding these units can cause the general partner to redeem the units for the cash value, as defined in the Current Operating Partnership agreement. As the general partner does not control these redemptions, these units are presented on the consolidated balance sheets as noncontrolling interest subject to redemption at their redeemable value. The net income (loss) and distributions attributed to these limited partners is allocated proportionately between common stockholders and other noncontrolling interests that are not considered redeemable.

11.	Noncontrolling Interests
Noncontrolling interests represent limited partnership interests in the Current Operating Partnership in which the Company is the general partner. General partnership units and limited partnership units of the Current Operating Partnership were issued as part of the initial capitalization of the
EA-1
Operating Partnership and GCEAR II Operating Partnership, in conjunction with members of management’s contribution of certain assets, other contributions, and in connection with the Self-Administration Transaction as discussed in Note 1,
Organization
.
As of December 31, 2019, noncontrolling interests were approximately 12.08% of total shares and 12.02% of weighted average shares outstanding (both measures assuming OP Units were converted to common stock). The Company has evaluated the terms of the limited partnership interests in the Current Operating Partnership, and as a result, has classified limited partnership interests issued in the initial capitalization, in conjunction with the contributed assets and in connection with the Self-Administration Transaction, as noncontrolling interests, which are presented as a component of permanent equity, except as discussed below.
The Company evaluates individual noncontrolling interests for the ability to recognize the noncontrolling interest as permanent equity on the consolidated balance sheets at the time such interests are issued and on a continual basis. Any noncontrolling interest that fails to qualify as permanent equity has been reclassified as temporary equity and adjusted to the greater of (a) the carrying amount or (b) its redemption value as of the end of the period in which the determination is made.
The Current Operating Partnership issued 31.6 million OP Units, including stock distributions, to affiliated parties and unaffiliated third parties in exchange for certain properties and in connection with the Self Administration Transaction. The OP Units were issued to affiliates as part of the Self Administration Transaction have a mandatory hold period until December 2020 and have no voting rights until the units are converted to common shares. In addition, 0.2 million OP Units were issued to unaffiliated third parties unrelated to property contributions. To the extent the contributors should elect to redeem all or a portion of their Current Operating Partnership units, pursuant to the terms of the respective contribution agreement, such redemption shall be at a per unit value equivalent to the price at which the contributor acquired its OP Units in the respective transaction.
The limited partners of the Current Operating Partnership, other than those related to the Will Partners REIT, LLC (“Will Partners” property) contribution, will have the right to cause the general partner of the Current Operating Partnership, the Company, to redeem their OP Units for cash equal to the value of an equivalent number of shares, or, at the Company’s option, purchase their OP Units by issuing one share of the Company’s common stock for the original redemption value of each limited partnership unit redeemed. The Company has the control and ability to settle such requests in shares. These rights may not be exercised under certain circumstances which could cause the Company to lose its REIT election. There were 6,000 unit redemptions during the year ended year ended December 31, 2019 and none in 2018.

The following summarizes the activity for noncontrolling interests recorded as equity for the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Beginning balance	$232,203	$31,105
Contributions/issuance of noncontrolling interests	30,039 (1)	205,000 (1)
Issuance of stock dividend for noncontrolling interest	1,861	—
Distributions to noncontrolling interests	(19,716)	(4,368)
Allocated distributions to noncontrolling interests subject to redemption	(42)	(13)
Net Income	3,749	789
Other comprehensive income (loss)	(3,054)	(310)

Ending balance	$245,040	$232,203

(1)	The issuance of noncontrolling units was the result of the Self Administration Transaction and Mergers. See Note 3, Self Administration Transaction, and Note 4, Real Estate , respectively.
Noncontrolling interests subject to redemption
Operating partnership units issued pursuant to the Will Partners property contribution are not included in permanent equity on the consolidated balance sheets. The partners holding these units can cause the general partner to redeem the units for the cash value, as defined in the operating partnership agreement. As the general partner does not control these redemptions, these units are presented on the consolidated balance sheets as noncontrolling interest subject to redemption at their redeemable value. The net income (loss) and distributions attributed to these limited partners is allocated proportionately between common stockholders and other noncontrolling interests that are not considered redeemable.